ACQUISITION OF MBNA LIMITED (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of deferred acquisition costs arising from insurance contracts [text block] [Abstract]
Disclosure of business combinations [text block]
	Book value as at 1 June 2017 £m	Fair value adjustments £m	Fair value as at 1 June 2017 £m
Assets
Loans and advances to customers	7,466	345	7,811
Available-for-sale financial assets	16	–	16
Purchased credit card relationships	–	702	702
Deferred tax assets	27	4	31
Other assets	190	322	512
Total assets	7,699	1,373	9,072
Liabilities
Deposits from banks[1]	6,431	–	6,431
Deferred tax liabilities	3	184	187
Other liabilities	112	–	112
Other provisions	233	395	628
Total liabilities	6,779	579	7,358
Fair value of net assets acquired	920	794	1,714
Goodwill arising on acquisition			302
Total consideration			2,016
1	Upon acquisition, the funding of MBNA was assumed by Lloyds Bank plc.